UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23042

Archstone Alternative Solutions Fund
 (Exact name of registrant as specified in charter)

360 Madison Avenue, 20th Floor
New York, NY 10017
 (Address of principal executive offices) (Zip code)

Rinarisa Coronel DeFronze, Esq.
A.P. Management Company, LLC
360 Madison Avenue, 20th Floor
New York, NY 10017
 (Name and address of agent for service)

Copies to:
George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code: (844) 449-4900

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Archstone Alternative Solutions Fund

By (Signature and Title)	/s/ Joseph Pignatelli
Joseph Pignatelli, Principal Executive Officer

Date:	August 9, 2016